Significant Accounting Policies (Details Narrative)			6 Months Ended	12 Months Ended
	Nov. 09, 2022	Mar. 27, 2020	Jan. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Jan. 31, 2023 AUD ($)	Jul. 31, 2022 AUD ($)	Jul. 30, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash FDIC insured amount			$ 250,000	$ 250,000
Amount issued insured australian financial claims			177,000		$ 250,000	$ 250,000	$ 175,000
Capitalization threshold of property and equipment			$ 5,000	$ 5,000
Tax credit percentage			48.50%	43.50%
Reverse stock split	1 for 22 reverse stock split		1-for-22
Coronavirus Aid, Relief and Economic Security Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description for economic relief to eligible businesses		the president signed into law the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) providing nearly $2 trillion in economic relief to eligible businesses impacted by the coronavirus outbreak